Accumulated Other Comprehensive (Loss) Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive income reclassification adjustments
Balance at the beginning of the period	$ (10,029)	$ (19,901)	$ (12,491)	$ (19,637)	$ (19,637)
Other comprehensive (loss) income before reclassifications	2,995	4,252	6,502	3,378
Amounts reclassified from AOCI	297	305	595	610
Income tax effect	(1,162)	(1,611)	(2,505)	(1,307)
Total other comprehensive income	2,130	2,946	4,592	2,681	7,146	39,307	79,262
Balance at the end of the period	(7,899)	(16,955)	(7,899)	(16,955)	(12,491)	(19,637)
Gains and losses on cash flow hedges
Other comprehensive income reclassification adjustments
Balance at the beginning of the period	(10,653)	(20,022)	(12,931)	(19,763)	(19,763)
Other comprehensive (loss) income before reclassifications	3,162	4,261	6,385	3,395
Amounts reclassified from AOCI	297	305	595	610
Income tax effect	(1,221)	(1,614)	(2,464)	(1,312)
Total other comprehensive income	2,238	2,952	4,516	2,693
Balance at the end of the period	(8,415)	(17,070)	(8,415)	(17,070)
Unrealized gains and losses on available-for-sale securities
Other comprehensive income reclassification adjustments
Balance at the beginning of the period	624	121	440	127	127
Other comprehensive (loss) income before reclassifications	(167)	(9)	117	(17)
Income tax effect	59	3	(41)	5
Total other comprehensive income	(108)	(6)	76	(12)
Balance at the end of the period	$ 516	$ 115	$ 516	$ 115